COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITIES OPERATING COMMITMENTS LEASE LIABILITIES

The total future minimum lease payments of property management fee and short-term lease under the non-cancellable operating lease with respect to the office as of June 30, 2026 are payable as follows:

Lease Commitment
Within 1 year	33,702
2-3 years	20,193
Total	$53,895